Company Information - Investigational New Drug application (Details) - Investigational New Drug application accepted by the FDA for the Phase II clinical trial combining lanifibranor and empagliflozin in patients with NASH and type 2 diabetes
Mar. 08, 2022
Collaborative Arrangements
Number of patients expected to be recruited for trial	63
Patient treatment period, clinical trials	168 days